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                   UNITED STATES                            OMB APPROVAL
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         SECURITIES AND EXCHANGE COMMISSION           OMB Number:    3235-0456
               Washington, D.C. 20549                 Expires: August 31, 2000
                                                      Estimated average burden
                                                      hours per response.....1
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                     FORM 24F-2
          ANNUAL NOTICE OF SECURITIES SOLD
               PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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     1.   Name and address of issuer:

          Neuberger Berman Equity Trust
          605 Third Avenue
          New York, NY 10158

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     2.   The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
          classes):      /X/






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     3.   Investment Company Act File Number:  811-7784


          Securities Act File Number:   33-64368


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     4(a).Last day of fiscal year for which this Form is filed:

          August 31

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     4(b). / / Check box if this Form is being  filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
             REGISTRATION FEE DUE.  N/A

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     4(c)  / /  Check box if this is the last time the  issuer  will be filing
                this Form.    N/A



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


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        5.    Calculation of registration fee:

            (i)  Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to section
                 24(f):                                           $1,786,143,337
                                                                  --------------

            (ii) Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                  $2,636,534,152
                                                   --------------

            (iii)Aggregate price of securities
                 redeemed or repurchased during
                 any PRIOR fiscal year ending no
                 earlier than October 1, 1995
                 that were not previously used to
                 reduce registration fees payable
                 to the Commission:                $   0
                                                   --------------

            (iv) Total available redemption credits [add Items
                 5(ii) and 5(iii)]:                               $2,636,534,152
                                                                  --------------

            (v)  Net sales - if item 5(i) is
                 greater than Item 5(iv)
                 [subtract item 5(iv) from Item
                 5(i)]:                                           $(850,390,815)
                                                                  --------------

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            (vi) Redemption credits available for
                 use in future years  -- if Item   $(   0    )
                 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from Item
                 5(i)]:
       --------------------------------------------------------

           (vii) Multiplier for determining
                 registration fee (See                               x .000278
                 Instruction C.9):                                --------------

            (viii) Registration fee due [multiply                            0
                 Item 5(v) by Item 5(vii)] (enter                 ==============
                 "0" if no fee is due):

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        6.    Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______0_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______0_______.

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       7.     Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                 +$           0
                                                                 ===============

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        8.    Total of the amount of the  registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                              0
                                                                 ---------------

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

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        9.    Date the registration fee and any interest payment was sent to the
              Commission's lockbox depository:

                      Method of Delivery:

                                    /X/    Wire Transfer
                                    / /    Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Michael J. Weiner
                             -------------------------------------------
                              MICHAEL J. WEINER, VICE PRESIDENT
                             -------------------------------------------


Date November 23, 1999


  *Please print the name and title of the signing officer below the signature.